Allowance for Trade and Other Receivables - Summary of Change in Allowances for Trade and Other Receivables (Detail) - Trade and other receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	₨ 14,776.2	$ 213.7	₨ 15,170.3	₨ 14,460.4
Allowances made during the year	2,141.9	31.0	145.7	1,706.0
Written off	(3,974.4)	(57.5)	(454.9)	(1,340.3)
Currency translation	(353.3)	(5.1)	45.6	344.2
Reversal of/(classified as) held for sale	130.5	1.9	(130.5)
Balance at the end	₨ 12,720.9	$ 184.0	₨ 14,776.2	₨ 15,170.3